Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME.
Net sales	$ 323,751	$ 297,019	$ 404,642	$ 420,736
Cost of goods sold	192,256	183,869	251,704	274,699
Gross profit	131,495	113,150	152,938	146,037
Operating expenses
Selling, general and administrative	87,168	79,963	106,627	124,270
Restructuring and transaction costs	1,491	3,143	5,822	918
Related party expense	437	480	1,635	1,096
Other general income		(10,950)	(10,950)	(7,630)
Total operating expenses	89,096	72,636	103,134	118,654
Operating income	42,399	40,514	49,804	27,383
Other income (expense)
Interest expense	(14,129)	(18,275)	(24,388)	(29,848)
Loss on extinguishment of debt	(15,155)		(200)
Other income, net	(881)	1,925	2,659	395
Total other expense, net	(30,165)	(16,350)	(21,929)	(29,453)
(Loss) income before provision for income taxes	12,234	24,164	27,875	(2,070)
Benefit for income taxes	3,861	1,491	10,578	142
Net (loss) income	$ 8,373	$ 22,673	$ 38,453	$ (1,928)
Net income (loss) per share:
Basic	$ 0.30	$ 0.82	$ 1.40	$ (0.07)
Diluted	$ 0.30	$ 0.82	$ 1.40	$ (0.07)
Weighted average shares outstanding:
Basic	27,483,350	27,483,350	27,483,350	27,402,082
Diluted	27,483,350	27,483,350	27,483,350	27,402,082
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments arising during the period	$ 23	$ (776)	$ 420	$ 1,883
Change in fair value of derivative instruments(1)	90
Comprehensive (loss) income, net of tax	$ 8,486	$ 21,897	$ 38,873	$ (45)